Summary of Significant Accounting Policies - Reconciliation of Carrying Amounts of Financial Instruments from Their Previous Classification and Measurement Category (Parenthetical) (Detail) - PHP (₱)	Dec. 31, 2018	Jan. 01, 2018
Disclosure Of Financial Assets At Date Of Initial Application Of I F R S9 [Abstract]
Debt instruments at amortized cost (Note 12)	₱ 150,000,000	₱ 0